Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000098007 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000098007 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000098007 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000098007 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000098007 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000098007 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098007 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098007 | Accenture PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098007 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000098007 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000098007 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000098007 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000098007 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000098007 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098007 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098007 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098007 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000098007 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098007 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098007 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098009 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000098009 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000098009 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000098009 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000098009 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000098009 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098009 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098009 | Accenture PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098009 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000098009 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000098009 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000098009 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000098009 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000098009 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098009 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098009 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098009 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000098009 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098009 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098009 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098010 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000098010 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000098010 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000098010 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000098010 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000098010 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098010 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098010 | Accenture PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098010 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000098010 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000098010 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000098010 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000098010 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000098010 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098010 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098010 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098010 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000098010 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098010 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098010 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098006 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000098006 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000098006 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000098006 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000098006 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000098006 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098006 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098006 | Accenture PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098006 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000098006 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000098006 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000098006 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000098006 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000098006 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098006 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098006 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098006 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000098006 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098006 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098006 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%